iShares®

iShares Trust

Supplement dated December 4, 2025 to the

currently effective Prospectus and Statement of Additional Information (the “SAI”)

for the iShares® iBonds® Dec 2025 Term Muni Bond ETF* (IBMN) (the “Fund”)

*The iShares iBonds Dec 2025 Term Muni Bond ETF may also conduct business as the iBonds Dec 2025 Term Muni Bond ETF.

The Fund has liquidated effective December 4, 2025. All references to the Fund in its Prospectus and SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-IBMN-1225

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE